UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Nomura Asset Management Singapore Limited
Address: 6 Battery Road, #34-02
         Singapore, 049909

13F FILE NUMBER: 028-13391

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Yoshimi Masuda
Title:   Senior Manager / Head of Compliance
Phone:   65 6420 1792

Signature, Place, and Date of Signing:

/s/ Yoshimi Masuda
------------------
Yoshimi Masuda, Singapore, May 9, 2012

"Nomura Asset Management Co., Ltd. ("NAM Tokyo") is the parent holding company of certain operating subsidiaries, some of which are or may be institutional investment managers for purposes of the reporting requirements under Section 13(f) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") and the rules promulgated thereunder. Based upon its parent relationship, NAM Tokyo may be deemed to have investment discretion with respect to positions in
Section 13(f) securities held by its operating subsidiaries, including, among others, Nomura Asset Management U.K. Limited ("NAM UK"). The Section 13(f) securities positions of the following operating subsidiaries of NAM Tokyo, which each exceed the $100 million filing threshold, are not included in the Form 13F filed by NAM Tokyo, but are instead reported on separate Forms 13F filed by each of these entities: (i) Nomura Asset Management Singapore Limited ("NAM Singapore"); and (ii) Nomura Asset Management U.K. Limited ("NAM UK").
================================================================================
Report Type (Check only one.):

|X|   13F HOLDINGS REPORT.

|_|   13F NOTICE.

|_|   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 115

Form 13F Information Table Value Total: 453,874 (thousands)

List of Other Included Managers: None

                             TITLE OF                       VALUE   SHRS OR     SH/   PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                 CLASS              CUSIP    (x$1000) PRN AMT     PRN   CALL  DISCRETION  MANAGER   SOLE  SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABS                         COM         002824100    2,654   43,300     SH             SOLE              34,900        8,400
ABERCROMBIE & FITCH CO              CL A        002896207    4,088   82,400     SH             SOLE              44,000       38,400
AES CORP                            COM         00130H105      789   60,400     SH             SOLE                             NONE
AGCO CORP                           COM         001084102    3,210   68,000     SH             SOLE              68,000
AGILENT TECHNOLOGIES INC            COM         00846U101    1,829   41,100     SH             SOLE                             NONE
AKAMAI TECHNOLOGIES INC             COM         00971T101    7,612  207,400     SH             SOLE             147,400       60,000
ALLERGAN INC                        COM         018490102    5,974   62,600     SH             SOLE              34,900       27,700
ALLSCRIPTS HEALTHCARE SOLUTN        COM         01988P108    3,088  186,000     SH             SOLE             186,000
AMAZON COM INC                      COM         023135106      830    4,100     SH             SOLE                             NONE
AMERICAN EXPRESS CO                 COM         025816109    1,157   20,000     SH             SOLE                             NONE
AMGEN INC                           COM         031162100    3,209   47,200     SH             SOLE              33,300       13,900
AMPHENOL CORP NEW                   CL A        032095101    6,688  111,900     SH             SOLE              79,900       32,000
APACHE CORP                         COM         037411105    5,846   58,200     SH             SOLE              37,000       21,200
APPLE INC                           COM         037833100   16,246   27,100     SH             SOLE              19,000        8,100
AT&T INC                            COM         00206R102    1,359   43,500     SH             SOLE                             NONE
AVAGO TECHNOLOGIES LTD              SHS         Y0486S104    1,130   29,000     SH             SOLE                             NONE
BAKER HUGHES INC                    COM         057224107    4,701  112,100     SH             SOLE              67,600       44,500
BANK OF AMERICA CORPORATION         COM         060505104      986  103,067     SH             SOLE                             NONE
BROADCOM CORP                       CL A        111320107    6,980  177,600     SH             SOLE             155,600       22,000
CA INC                              COM         12673P105      857   31,100     SH             SOLE                             NONE
CARDINAL HEALTH INC                 COM         14149Y108      591   13,700     SH             SOLE                             NONE
CELGENE CORP                        COM         151020104    3,240   41,800     SH             SOLE              41,800
CERNER CORP                         COM         156782104    5,735   75,300     SH             SOLE              39,400       35,900
CHESAPEAKE ENERGY CORP              COM         165167107    1,583   68,300     SH             SOLE                             NONE
CHEVRON CORP NEW                    COM         166764100   10,424   97,200     SH             SOLE              87,200       10,000
CIMAREX ENERGY CO                   COM         171798101      302    4,000     SH             SOLE                             NONE
CISCO SYS INC                       COM         17275R102    7,462  352,800     SH             SOLE             278,800       74,000
CITIGROUP INC                     COM NEW       172967424    1,412   38,630     SH             SOLE                             NONE
CITRIX SYS INC                      COM         177376100    6,155   78,000     SH             SOLE              37,000       41,000
COACH INC                           COM         189754104    4,212   54,500     SH             SOLE              36,000       18,500
COCA COLA CO                        COM         191216100   12,145  164,100     SH             SOLE             134,100       30,000
COGNIZANT TECHNOLOGY SOLUTIO        CL A        192446102      846   11,000     SH             SOLE                             NONE
COLGATE PALMOLIVE CO                COM         194162103      978   10,000     SH             SOLE                             NONE
CONOCOPHILLIPS                      COM         20825C104   10,330  135,900     SH             SOLE              86,900       49,000
COOPER INDUSTRIES PLC               SHS         G24140108    4,042   63,200     SH             SOLE              40,600       22,600
CORE LABORATORIES N V               COM         N22717107    6,513   49,500     SH             SOLE              49,500
CORNING INC                         COM         219350105      558   39,600     SH             SOLE                             NONE
CSX CORP                            COM         126408103      730   33,900     SH             SOLE                             NONE
DEVON ENERGY CORP NEW               COM         25179M103    6,963   97,900     SH             SOLE              88,500        9,400
DOLLAR TREE INC                     COM         256746108    4,564   48,300     SH             SOLE              30,000       18,300
DR REDDYS LABS LTD                  ADR         256135203       34    1,300     SH             SOLE               1,300
DU PONT E I DE NEMOURS & CO         COM         263534109    5,962  112,700     SH             SOLE              76,800       35,900
DUKE ENERGY CORP NEW                COM         26441C105    1,954   93,000     SH             SOLE                             NONE
E M C CORP MASS                     COM         268648102    9,612  321,700     SH             SOLE             174,000      147,700
EDWARDS LIFESCIENCES CORP           COM         28176E108    5,600   77,000     SH             SOLE              50,200       26,800
EOG RES INC                         COM         26875P101      867    7,800     SH             SOLE                             NONE
EXELON CORP                         COM         30161N101    1,514   38,600     SH             SOLE                             NONE
EXPRESS SCRIPTS INC                 COM         302182100    8,284  152,900     SH             SOLE             113,300       39,600
EXXON MOBIL CORP                    COM         30231G102   13,435  154,906     SH             SOLE              92,700       62,206
FEDEX CORP                          COM         31428X106    4,046   44,000     SH             SOLE              25,100       18,900
FINISAR CORP                      COM NEW       31787A507    1,785   88,600     SH             SOLE              53,600       35,000
FOSTER WHEELER AG                   COM         H27178104      478   21,000     SH             SOLE                             NONE
FREEPORT-MCMORAN COPPER & GO        COM         35671D857    7,403  194,600     SH             SOLE             129,500       65,100
GENERAL DYNAMICS CORP               COM         369550108      793   10,800     SH             SOLE                             NONE
GOLDMAN SACHS GROUP INC             COM         38141G104    1,915   15,400     SH             SOLE                             NONE
GOOGLE INC                          CL A        38259P508   11,606   18,100     SH             SOLE              15,600        2,500
GRACO INC                           COM         384109104    3,502   66,000     SH             SOLE              66,000
HERBALIFE LTD                   COM USD SHS     G4412G101    2,409   35,000     SH             SOLE                             NONE
HEWLETT PACKARD CO                  COM         428236103    4,992  209,500     SH             SOLE             138,800       70,700
HOME DEPOT INC                      COM         437076102    9,695  192,700     SH             SOLE             127,300       65,400

                             TITLE OF                       VALUE   SHRS OR     SH/   PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                 CLASS              CUSIP    (x$1000) PRN AMT     PRN   CALL  DISCRETION  MANAGER   SOLE  SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
ICICI BK LTD                        ADR         45104G104       38    1,455     SH             SOLE               1,455
IDEXX LABS INC                      COM         45168D104    2,580   29,500     SH             SOLE              29,500
INFORMATICA CORP                    COM         45666Q102    2,539   48,000     SH             SOLE              48,000
INFOSYS LTD                     SPONSORED ADR   456788108       43    1,000     SH             SOLE               1,000
INTEL CORP                          COM         458140100    2,620   93,200     SH             SOLE              93,200
INTERNATIONAL BUSINESS MACHS        COM         459200101   12,749   61,100     SH             SOLE              46,700       14,400
INTERNATIONAL FLAVORS&FRAGRA        COM         459506101    6,258  106,800     SH             SOLE              61,000       45,800
INTUITIVE SURGICAL INC            COM NEW       46120E602    1,463    2,700     SH             SOLE                             NONE
JOHNSON & JOHNSON                   COM         478160104    8,463  128,300     SH             SOLE             100,000       28,300
JPMORGAN CHASE & CO                 COM         46625H100    2,386   51,900     SH             SOLE                             NONE
JUNIPER NETWORKS INC                COM         48203R104    2,556  111,700     SH             SOLE              81,200       30,500
LILLY ELI & CO                      COM         532457108      495   12,300     SH             SOLE                             NONE
MEDCO HEALTH SOLUTIONS INC          COM         58405U102    2,552   36,300     SH             SOLE                             NONE
MEDICIS PHARMACEUTICAL CORP       CL A NEW      584690309    2,537   67,500     SH             SOLE              67,500
MEDTRONIC INC                       COM         585055106    2,034   51,900     SH             SOLE              51,900
MERCK & CO INC NEW                  COM         58933Y105    7,037  183,252     SH             SOLE             124,400       58,852
METLIFE INC                         COM         59156R108    1,255   33,600     SH             SOLE                             NONE
MICROSOFT CORP                      COM         594918104    7,247  224,700     SH             SOLE             196,900       27,800
MONSANTO CO NEW                     COM         61166W101    5,424   68,000     SH             SOLE              38,900       29,100
NATIONAL OILWELL VARCO INC          COM         637071101    8,511  107,100     SH             SOLE              65,000       42,100
NEW YORK CMNTY BANCORP INC          COM         649445103      584   42,000     SH             SOLE                             NONE
NUANCE COMMUNICATIONS INC           COM         67020Y100    5,497  214,900     SH             SOLE             173,900       41,000
O REILLY AUTOMOTIVE INC NEW         COM         67103H107    1,188   13,000     SH             SOLE              13,000
ORACLE CORP                         COM         68389X105    8,701  298,400     SH             SOLE             248,200       50,200
PALL CORP                           COM         696429307    3,339   56,000     SH             SOLE              56,000
PEABODY ENERGY CORP                 COM         704549104    1,184   40,900     SH             SOLE                             NONE
PETSMART INC                        COM         716768106    4,417   77,200     SH             SOLE              57,600       19,600
PFIZER INC                          COM         717081103      972   42,900     SH             SOLE                             NONE
PHILIP MORRIS INTL INC              COM         718172109    2,454   27,700     SH             SOLE                             NONE
PNC FINL SVCS GROUP INC             COM         693475105    2,755   42,725     SH             SOLE                             NONE
PRICELINE COM INC                 COM NEW       741503403    3,301    4,600     SH             SOLE               4,600
PROCTER & GAMBLE CO                 COM         742718109    8,731  129,900     SH             SOLE              96,700       33,200
PUBLIC SVC ENTERPRISE GROUP         COM         744573106      404   13,200     SH             SOLE                             NONE
QUALCOMM INC                        COM         747525103    1,224   18,000     SH             SOLE                             NONE
RESMED INC                          COM         761152107    6,160  199,300     SH             SOLE             199,300
SALESFORCE COM INC                  COM         79466L302    2,936   19,000     SH             SOLE              10,000        9,000
SCHLUMBERGER LTD                    COM         806857108    4,979   71,200     SH             SOLE              71,200
SIGMA ALDRICH CORP                  COM         826552101      555    7,600     SH             SOLE                             NONE
ST JUDE MED INC                     COM         790849103    4,998  112,800     SH             SOLE              81,800       31,000
STAPLES INC                         COM         855030102      542   33,500     SH             SOLE                             NONE
STERICYCLE INC                      COM         858912108    2,978   35,600     SH             SOLE              35,600
SYMANTEC CORP                       COM         871503108    3,003  160,600     SH             SOLE             130,000       30,600
TARGET CORP                         COM         87612E106    1,323   22,700     SH             SOLE                             NONE
TE CONNECTIVITY LTD               REG SHS       H84989104    5,086  138,400     SH             SOLE              77,000       61,400
TERADATA CORP DEL                   COM         88076W103    2,930   43,000     SH             SOLE              43,000
THERMO FISHER SCIENTIFIC INC        COM         883556102    5,497   97,500     SH             SOLE              64,500       33,000
TYCO INTERNATIONAL LTD              SHS         H89128104    4,949   88,100     SH             SOLE              50,000       38,100
VERIZON COMMUNICATIONS INC          COM         92343V104    3,311   86,600     SH             SOLE                             NONE
WATERS CORP                         COM         941848103    5,745   62,000     SH             SOLE              57,500        4,500
WEIGHT WATCHERS INTL INC NEW        COM         948626106      849   11,000     SH             SOLE                             NONE
WELLPOINT INC                       COM         94973V107      908   12,300     SH             SOLE                             NONE
WELLS FARGO & CO NEW                COM         949746101    2,287   67,000     SH             SOLE                             NONE
XILINX INC                          COM         983919101    2,608   71,600     SH             SOLE              71,600
XYLEM INC                           COM         98419M100    4,079  147,000     SH             SOLE              84,000       63,000
YAHOO INC                           COM         984332106      711   46,700     SH             SOLE                             NONE

                                                TOTAL      453,874